2. Loans: Troubled Debt Restructurings on Financing Receivables (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Year 2016
Financing Receivable, Modifications, Number of Contracts	15,849
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 36,538,084
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 35,045,616
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	4,619
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 6,779,295
Year 2016 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	15,335
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 34,896,112
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 33,473,568
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	4,479
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 6,486,759
Year 2016 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	34
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 365,326
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 346,385
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 12,292
Year 2016 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	480
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 1,276,646
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 1,225,663
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	138
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 280,244
Year 2015
Financing Receivable, Modifications, Number of Contracts	12,969
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 28,679,489
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 27,180,378
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	4,573
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 6,596,989
Year 2015 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	12,405
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 27,273,566
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 25,836,012
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	4,442
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 6,379,753
Year 2015 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	32
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 361,376
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 358,567
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 0
Year 2015 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	532
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 1,044,547
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 985,799
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	131
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 217,236
Year 2014
Financing Receivable, Modifications, Number of Contracts	7,270
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 16,474,313
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 15,339,451
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2,213
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 3,097,696
Year 2014 | Cosumer Loans
Financing Receivable, Modifications, Number of Contracts	6,975
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 15,593,924
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 14,501,969
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2,147
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 2,996,600
Year 2014 | Real Estate Loans
Financing Receivable, Modifications, Number of Contracts	44
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 379,550
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 372,984
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	2
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 8,045
Year 2014 | Sales Finance Contracts
Financing Receivable, Modifications, Number of Contracts	251
Financing Receivable, Modifications, Pre-Modification Recorded Investment	$ 500,839
Financing Receivable, Modifications, Post-Modification Recorded Investment	$ 464,498
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	64
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 93,051